Discontinued operations (Details 2) (CHF) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2013 PBWM Germany	Jul. 31, 2013 ETF business	Aug. 31, 2013 Strategic Partners	Dec. 31, 2013 CFIG	Dec. 31, 2013 Bank	Dec. 31, 2013 Bank PBWM Germany	Jul. 31, 2013 Bank ETF business	Aug. 31, 2013 Bank Strategic Partners	Dec. 31, 2013 Bank CFIG
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash		960					960
Loans		575					575
Fees receivable					8					8
Goodwill			72	37	23			72	37	23
Other intangible assets					0
Other assets		18					18
Total assets held-for-sale	1,584	1,553			31	1,584	1,553			31
Fees payable					0
Deposits		1,118					1,118
Other liabilities		22					22
Total liabilities held-for-sale	1,140	1,140			0	1,140	1,140